Property, Plants and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plants and Equipment

19.   PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2018 and 2017:

	12-31-2018	12-31-2017
Classes of Property, Plants and Equipment, Gross	ThUS$	ThUS$

Property, Plants and Equipment, Gross	15,700,505	12,994,643
Construction in progress	1,059,070	829,559
Land	163,660	155,485
Buildings	284,496	215,100
Plant and equipment	7,318,697	6,513,960
Network Infrastructure	6,210,147	4,758,475
Fixtures and fittings	413,689	293,738
Other property, plant and equipment under finance lease	250,746	228,326

	12-31-2018	12-31-2017
Classes of Accumulated Depreciation and Impairment in Property, Plants and Equipment	ThUS$	ThUS$

Total Accumulated Depreciation and Impairment in Property, Plants and Equipment	(7,013,678)	(4,902,176)
Buildings	(147,041)	(87,543)
Plant and equipment	(3,596,514)	(2,562,137)
Network Infrastructure	(2,984,132)	(2,026,878)
Fixtures and fittings	(218,600)	(180,655)
Other property, plant and equipment under finance lease	(67,391)	(44,963)

	12-31-2018	12-31-2017
Classes of Property, Plants and Equipment, Net	ThUS$	ThUS$

Property, Plants and Equipment, Net	8,686,827	8,092,467
Construction in progress	1,059,070	829,559
Land	163,660	155,485
Buildings	137,455	127,557
Plant and equipment	3,722,183	3,951,823
Network Infrastructure	3,226,015	2,731,597
Fixtures and fittings	195,089	113,083
Other property, plant and equipment under finance lease	183,355	183,363

The detail and changes in property, plant, and equipment during the years ended December 31, 2018 and 2017 are as follows:

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2018	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467
Increases other than from business combinations	795,114	2,781	—	10,505	—	11,325	3,342	823,067
Acquisitions through business combinations	—	—	—	—	—	—	18,036	18,036
Increases (decreases) from foreign currency translation differences, net	(248,533)	(21,014)	(28,793)	(443,320)	(850,680)	(26,004)	(8,610)	(1,626,954)
Depreciation	—	—	(6,969)	(275,444)	(194,488)	(23,311)	(11,220)	(511,432)
Impairment (losses) reversals recognized in profit or loss	—	—	—	66,988	—	—	—	66,988
Increases (decreases) from transfers and other changes	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Increases (decreases) from transfers from construction in progress	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Disposals and removal from service	(354)	(836)	(5)	(11,016)	(6,323)	(551)	(251)	(19,336)
Disposals	—	(820)	(5)	—	—	(59)	—	(884)
Removals	(354)	(16)	—	(11,016)	(6,323)	(492)	(251)	(18,452)
Decreases to be classified as maintained to distribute to owners	—	—	—	(5,825)	—	—	—	(5,825)
Argentine hyperinflationary economy	221,193	22,045	37,959	260,229	1,246,868	8,194	—	1,796,488
Other increases (decreases)	17,849	(4)	81	(6,340)	24,962	15,290	1,490	53,328
Total changes	229,511	8,175	9,898	(229,640)	494,418	82,006	(8)	594,360
Closing balance as of December 31, 2018	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	183,355	8,686,827

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2017	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	848,636	151,430	106,212	4,013,530	2,349,651	93,653	130,044	7,693,156
Increases other than from business combinations	815,269	3	13	6,338	—	3,454	326	825,403
Acquisitions through business combinations	—	—	—	—	—	13,212	—	13,212
Increases (decreases) from foreign currency translation differences, net	(37,686)	1,646	(1,362)	18,836	(66,040)	(3,930)	4,936	(83,600)
Depreciation	—	—	(4,729)	(216,852)	(151,856)	(21,403)	(12,695)	(407,535)
Impairment (losses) reversals recognized in profit or loss	—	—	—	(10,242)	54,819	—	—	44,577
Increases (decreases) from transfers and other changes	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	—
Increases (decreases) from transfers from construction in progress	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	—
Disposals and removals from service	(111)	(169)	(267)	(488)	(3,007)	(2,975)	(73)	(7,090)
Disposals	5	(169)	(244)	—	—	(3)	—	(411)
Removals	(116)	—	(23)	(488)	(3,007)	(2,972)	(73)	(6,679)
Other increases (decreases)	158	(56)	4,081	(1,200)	57	13,111	(1,807)	14,344
Total changes	(19,077)	4,055	21,345	(61,707)	381,946	19,430	53,319	399,311
Closing balance as of December 31, 2017	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467

Additional information on property, plants and equipment, net

a)	Main investments

The main additions to property, plant and equipment correspond to investments in operating plants and new projects for ThUS$823,067 and ThUS$825,403 for the years ended December 31, 2018 and 2017, respectively.

In the generation business, investments in combined cycle power and hydroelectric power stations in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera, should be mentioned comprising additions for the year ended December 31, 2018 for ThUS$283,241  (for the year ended December 31, 2017 investments in combined cycle and hydroelectric power stations in the subsidiaries Enel Generación Perú S.A., Emgesa and Enel Generación Costanera for ThUS$174,259 should be mentioned), while in the distribution business, the biggest investments carried out correspond to extensions and networks to optimize their operation in order to improve the efficiency and quality of the service level, for ThUS$538,025 for the year ended December 31, 2018 (ThUS$570,574 for the year ended December 31, 2017).

The depreciation of property, plant and equipment amounted ThUS$511,326 and ThUS$407,535 for the years ended December 31, 2018 and 2017, respectively which are presented net of PIS and COFINS taxes in the Brazilian subsidiaries.

b)	Capitalized cost

b.1)    Capitalized financial expenses

The capitalized cost for financial expenses for the years ended December 31, 2018, 2017 and 2016 amounted to ThUS$19,329,  ThUS$8,054 and ThUS$30,939, respectively (see Note 33). The average funding rate mainly depends on the geographic area and amounted to 8.52% as of December 31, 2018 (9.44% and 18.06% as of December 31, 2017 and 2016, respectively.

b.2)    Capitalized personnel expenses

The capitalized cost for personnel expenses directly related to constructions in progress for the years ended December 31, 2018, 2017 and 2016 amounted to ThUS$95,335,  ThUS$105,000 and ThUS$75,042, respectively.

c)	Finance leases

As of December 31, 2018, property, plants and equipment includes ThUS$183,355 in leased assets classified as finance leases (ThUS$183,363 as of December 31, 2017).

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2018			12-31-2017
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	39,300	3,633	35,667	26,991	344	26,647
From one to five years	97,362	11,056	86,306	83,287	5,442	77,845
More than five years	–	–	–	–	–	–
Total	136,662	14,689	121,973	110,278	5,786	104,492

The leasing assets mainly come from Enel Generación Piura essentially corresponding to the following:

-

Finance lease contract with Banco de Crédito de Perú for a 9-year term at a fixed rate of 5.8% in US dollars and with quarterly amortizations as from March 31, 2014. This finance lease was undersigned to finance the Unit of “Cold generation reserve”.

-

On July 21, 2016 a finance lease contract was signed with the Banco de Crédito de Perú has for a 5‑year term at a fixed rate of 3.68%  in US dollars and with quarterly amortizations as from the second half of 2018. This finance lease was signed to finance a compressor and a natural gas station for the Unit of “Cold generation reserve” of the Malacas thermal power plant (TG5).

-

Finance lease contract entered into on December 16, 2015 with Scotiabank for a 6 and a half-year term at a fixed rate of 3.75% in US dollars and with quarterly amortizations as from September 2017. This finance lease was signed to finance the new TG-6 turbine for the Malacas thermal power plant (TG6).

d)	Operating leases

The consolidated statements of income for the years ended December 31, 2018, 2017 and 2016, include ThUS$27,885,  ThUS$26,448 and ThUS$17,271, respectively; related to the accrual during these periods of operating lease contracts for material assets in operation.

As of December 31, 2018 and 2017, the total future lease payments under those contracts are as follows:

	12-31-2018	12-31-2017
	ThUS$	ThUS$
Less than one year	16,700	15,889
From one to five years	44,728	27,689
More than five years	13,294	13,344
Total	74,722	56,922

e)	Other information
i)	As of December 31, 2018, the Group had contractual commitments for the acquisition of property, plants and equipment amounting to ThUS$440,385 (ThUS$596,957 as of December 31, 2017).
ii)	As of December 31, 2018, the Group had property, plants and equipment pledged as security for liabilities for ThUS$7,692 (ThUS$26,156 as of December 31, 2017 (see Note 36.1).
iii)

The Company and its foreign subsidiaries have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a €1,000 million (ThUS$1,450,550) limit in the case of generating companies and a €50 million (ThUS$57,278) limit for distribution companies, including business interruption coverage. Additionally, the Company has Civil Liability insurance to meet claims from third parties with a €500 million (ThUS$572,775) limit. The premiums associated with these policies are presented proportionally for each company under the line item “Prepaid expenses”.

iv)

The Argentine subsidiary, Empresa Distribuidora Sur S.A., has its financial equilibrium seriously affected by the delay in the compliance with certain points of the Acta de Acuerdo agreement signed with the Argentine Government, particularly the twice-yearly rate adjustments recognized through the cost-monitoring mechanism (MMC) and the establishment of a Comprehensive Rate Review (RTI in its Spanish acronym) as provided for in this agreement.

At the end of 2011, the Group recognized an impairment loss in property, plants and equipment from Empresa Distribuidora Sur S.A. As of December 31, 2017, the amount was completely reversed for ThUS$54,819 (see Note 4.e).

v)

In November 2010, the subsidiary Emgesa signed the Contract CEQ‑21 Main Civil Works El Quimbo Hydroelectric Project (“CEQ‑21”) with Consortium Impregilo-Obrascon Huarte Lain (“OHL”) for construction of the principal public works of the El Quimbo hydroelectric project.

During 2015 the Consortium Impregilo-OHL presented to the Company a series of claims and notifications of change orders for economic damages for the works executed in the CEQ‑21 contract.

On October 19, 2016, at the Board of Directors Meeting No.436, a technical and legal analysis of the contract was made, and in order to avoid a future arbitration process, negotiations were settled with the Consortium Impregilo-OHL, as a result of the negotiations previously held from September 2015 and March 2016. The company decided to close the negotiation with the contractor in August 2016. The initial amount requested by the contractor was CP$204,351 million (ThUS$62,926) considering claims and notifications of changes orders (NOC in its Spanish acronym) and it agreed to pay the value of CP$57,459 million (ThUS$17,693) plus a value of CP$2,800 million (ThUS$862) by contract closing minutes for a total of CP$60,259 million (ThUS$18,556); these values were authorized by the company to be included in the CEQ‑021 contract.

In October 2016, as part of the analysis of the activities included in the provision made to guarantee fulfillment of its obligations stemming from the construction of the power plant, the company made some adjustments to some activities that were considered unnecessary, including the adjustments to the contract prices agreed to by the Board of Directors and formalized in addendum 17 and whose payment for a total of CP$74,800 million (Th$23,033) was made in February 2017

vi)

In Enel Costanera Generation, product of the application of IAS 29 - Financial Information in Hyperinflationary Economies, the book value of property, plant and equipment as of January 1, 2018 exceeded its recoverable value, which resulted in a deterioration of ThUS $162,274 (equivalent to thAR $3,102,739 at the exchange rate of that date). At the end of fiscal year 2018, the Generación Costanera recorded a partial reversal of the aforementioned impairment of ThUS $70,513 (equivalent to ThAr  $2,656,082 at the exchange rate at the end of 2018), which was recognized in the results for the year, mainly as a result of the positive impact that the depreciation of the Argentine peso had on the company's income (revenues are denominated in dollars).